Background (Details) - Employee Severance $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) employee
Background
Reduction in workforce, number of employees | employee	62
Reduction in workforce (as a percent)	58.00%
Restructuring charges	$ 4.1
Restructuring reserve	2.7
General and administrative
Background
Restructuring charges	$ 2.0
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and administrative
Research and development
Background
Restructuring charges	$ 2.1
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and development